ALLOWANCE FOR CREDIT LOSSES - Schedule of Allowance for Credit Losses for Other Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Other Assets, Allowance For Credit Loss [Roll Forward]
Allowance for credit losses on other assets at beginning of year	$ 55	$ 0
Gross credit losses	(2)	0
Gross recoveries	0	0
Net credit losses (NCLs)	(2)	0
Net reserve builds (releases)	(2)	7
Total provision for credit losses	0	7	$ 0
Other, net	0	22
Allowance for credit losses on other assets at end of year	53	55	0
Cash and due from banks
Financing Receivable, Other Assets, Allowance For Credit Loss [Roll Forward]
Allowance for credit losses on other assets at beginning of year	0	0
Gross credit losses	0	0
Gross recoveries	0	0
Net credit losses (NCLs)	0	0
Net reserve builds (releases)	0	(6)
Total provision for credit losses	0	(6)
Other, net	0	0
Allowance for credit losses on other assets at end of year	0	0	0
Deposits with banks
Financing Receivable, Other Assets, Allowance For Credit Loss [Roll Forward]
Allowance for credit losses on other assets at beginning of year	20	0
Gross credit losses	0	0
Gross recoveries	0	0
Net credit losses (NCLs)	0	0
Net reserve builds (releases)	2	5
Total provision for credit losses	2	5
Other, net	(1)	1
Allowance for credit losses on other assets at end of year	21	20	0
Securities borrowed or purchased under agreements to resell
Financing Receivable, Other Assets, Allowance For Credit Loss [Roll Forward]
Allowance for credit losses on other assets at beginning of year	10	0
Gross credit losses	0	0
Gross recoveries	0	0
Net credit losses (NCLs)	0	0
Net reserve builds (releases)	(4)	8
Total provision for credit losses	(4)	8
Other, net	0	0
Allowance for credit losses on other assets at end of year	6	10	0
Brokerage receivables
Financing Receivable, Other Assets, Allowance For Credit Loss [Roll Forward]
Allowance for credit losses on other assets at beginning of year	0	0
Gross credit losses	0	0
Gross recoveries	0	0
Net credit losses (NCLs)	0	0
Net reserve builds (releases)	0	(1)
Total provision for credit losses	0	(1)
Other, net	0	0
Allowance for credit losses on other assets at end of year	0	0	0
All other assets
Financing Receivable, Other Assets, Allowance For Credit Loss [Roll Forward]
Allowance for credit losses on other assets at beginning of year	25	0
Gross credit losses	(2)	0
Gross recoveries	0	0
Net credit losses (NCLs)	(2)	0
Net reserve builds (releases)	0	1
Total provision for credit losses	2	1
Other, net	1	21
Allowance for credit losses on other assets at end of year	$ 26	25	0
Adjustment to opening balance for CECL adoption
Financing Receivable, Other Assets, Allowance For Credit Loss [Roll Forward]
Allowance for credit losses on other assets at beginning of year		26
Allowance for credit losses on other assets at end of year			26
Adjustment to opening balance for CECL adoption | Cash and due from banks
Financing Receivable, Other Assets, Allowance For Credit Loss [Roll Forward]
Allowance for credit losses on other assets at beginning of year		6
Allowance for credit losses on other assets at end of year			6
Adjustment to opening balance for CECL adoption | Deposits with banks
Financing Receivable, Other Assets, Allowance For Credit Loss [Roll Forward]
Allowance for credit losses on other assets at beginning of year		14
Allowance for credit losses on other assets at end of year			14
Adjustment to opening balance for CECL adoption | Securities borrowed or purchased under agreements to resell
Financing Receivable, Other Assets, Allowance For Credit Loss [Roll Forward]
Allowance for credit losses on other assets at beginning of year		2
Allowance for credit losses on other assets at end of year			2
Adjustment to opening balance for CECL adoption | Brokerage receivables
Financing Receivable, Other Assets, Allowance For Credit Loss [Roll Forward]
Allowance for credit losses on other assets at beginning of year		1
Allowance for credit losses on other assets at end of year			1
Adjustment to opening balance for CECL adoption | All other assets
Financing Receivable, Other Assets, Allowance For Credit Loss [Roll Forward]
Allowance for credit losses on other assets at beginning of year		$ 3
Allowance for credit losses on other assets at end of year			$ 3